RETIREMENT BENEFITS PLANS - Benefits Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension plans | United States
Defined Benefit Plans and Other Postretirement Benefit Plans
Service cost	$ 16	$ 18	$ 19
Interest cost	135	134	142
Expected return on plan assets	(190)	(190)	(195)
Amortization	15	9	4
Total	(24)	(29)	(30)
Settlements, curtailments, and special termination benefits	40	41	34
Total expense (income)	16	12	4
Pension plans | Non-United States plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Service cost	45	46	43
Interest cost	88	85	85
Expected return on plan assets	(128)	(134)	(121)
Amortization	16	11	7
Total	21	8	14
Settlements, curtailments, and special termination benefits	9	7	4
Total expense (income)	30	15	18
Other postretirement benefits expense (income)
Defined Benefit Plans and Other Postretirement Benefit Plans
Service cost	0	1	1
Interest cost	11	10	10
Expected return on plan assets	(1)	(1)	(1)
Amortization	(13)	(13)	(17)
Total	(3)	(3)	(7)
Settlements, curtailments, and special termination benefits	0	0	0
Total expense (income)	$ (3)	$ (3)	$ (7)